Annual Total Returns	Dec. 31, 2023
Calvert VP SRI Balanced Portfolio
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Calvert VP SRI Balanced Portfolio | Class I
Bar Chart Table:
2015	(1.90%)
2016	7.42%
2017	12.16%
2018	(2.67%)
2019	24.40%
2020	15.26%
2021	15.12%
2022	(15.41%)
2023	16.82%
2024	19.61%
Calvert VP SRI Mid Cap Portfolio
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Calvert VP SRI Mid Cap Portfolio | Calvert VP SRI Mid Cap Portfolio
Bar Chart Table:
2015	(3.28%)
2016	7.24%
2017	11.65%
2018	(4.43%)
2019	31.36%
2020	12.25%
2021	15.03%
2022	(19.49%)
2023	11.64%
2024	10.22%